Eaton Vance
Focused Growth Opportunities Fund
November 30, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 98.9%
Security	Shares	Value
Aerospace & Defense — 1.2%
TransDigm Group, Inc.	1,140	$ 1,550,594
		$ 1,550,594
Beverages — 1.1%
Coca-Cola Co.	18,916	$ 1,383,138
		$ 1,383,138
Biotechnology — 2.5%
AbbVie, Inc.	11,211	$ 2,552,744
Caris Life Sciences, Inc.(1)	21,509	549,125
		$ 3,101,869
Broadline Retail — 7.3%
Amazon.com, Inc.(1)	38,622	$ 9,007,423
		$ 9,007,423
Building Products — 1.2%
AAON, Inc.(2)	16,495	$ 1,541,953
		$ 1,541,953
Capital Markets — 2.7%
LPL Financial Holdings, Inc.	4,407	$ 1,569,068
Tradeweb Markets, Inc., Class A	16,101	1,752,755
		$ 3,321,823
Commercial Services & Supplies — 1.3%
Waste Connections, Inc.	9,157	$ 1,616,668
		$ 1,616,668
Communications Equipment — 1.4%
Arista Networks, Inc.(1)	12,978	$ 1,695,965
		$ 1,695,965
Construction & Engineering — 1.1%
Quanta Services, Inc.	3,059	$ 1,422,068
		$ 1,422,068
Consumer Staples Distribution & Retail — 1.5%
Walmart, Inc.	16,464	$ 1,819,437
		$ 1,819,437
Security	Shares	Value
Electrical Equipment — 1.5%
AMETEK, Inc.	9,130	$ 1,806,736
		$ 1,806,736
Entertainment — 2.9%
Netflix, Inc.(1)	33,760	$ 3,631,901
		$ 3,631,901
Financial Services — 1.0%
Visa, Inc., Class A	3,669	$ 1,227,060
		$ 1,227,060
Hotels, Restaurants & Leisure — 0.9%
Marriott International, Inc., Class A	3,637	$ 1,108,521
		$ 1,108,521
Interactive Media & Services — 10.3%
Alphabet, Inc., Class C	23,284	$ 7,453,674
Meta Platforms, Inc., Class A	8,092	5,243,211
		$ 12,696,885
Life Sciences Tools & Services — 0.9%
Thermo Fisher Scientific, Inc.	1,796	$ 1,061,131
		$ 1,061,131
Pharmaceuticals — 4.1%
Eli Lilly & Co.	4,714	$ 5,069,765
		$ 5,069,765
Real Estate Management & Development — 0.8%
CoStar Group, Inc.(1)	13,662	$ 939,946
		$ 939,946
Semiconductors & Semiconductor Equipment — 24.5%
Broadcom, Inc.	23,571	$ 9,498,170
Lam Research Corp.	21,424	3,342,144
NVIDIA Corp.	98,557	17,444,589
		$ 30,284,903
Software — 18.2%
Fair Isaac Corp.(1)	1,286	$ 2,322,297
Fortinet, Inc.(1)	21,768	1,766,038
Intuit, Inc.	3,073	1,948,528
Microsoft Corp.	27,741	13,648,850

Eaton Vance
Focused Growth Opportunities Fund
November 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Nutanix, Inc., Class A(1)	19,768	$ 944,910
Synopsys, Inc.(1)	4,306	1,799,951
		$ 22,430,574
Specialty Retail — 3.4%
Burlington Stores, Inc.(1)	5,574	$ 1,405,930
TJX Cos., Inc.	18,554	2,818,724
		$ 4,224,654
Technology Hardware, Storage & Peripherals — 9.1%
Apple, Inc.	40,275	$ 11,230,684
		$ 11,230,684
Total Common Stocks (identified cost $50,789,798)		$122,173,698

Short-Term Investments — 1.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.90%(3)	1,479,446	$ 1,479,446
Total Short-Term Investments (identified cost $1,479,446)		$ 1,479,446
Total Investments — 100.1% (identified cost $52,269,244)		$123,653,144
Other Assets, Less Liabilities — (0.1)%		$ (130,751)
Net Assets — 100.0%		$123,522,393
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at November 30, 2025. The aggregate market value of securities on loan at November 30, 2025 was $1,526,528 and the total market value of the collateral received by the Fund was $1,552,395, comprised of U.S. government and/or agencies securities.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of November 30, 2025.

The Fund did not have any open derivative instruments at November 30, 2025.
Affiliated Investments
At November 30, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $1,479,446, which represents 1.2% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended November 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$792,629	$9,897,926	$(9,211,109)	$ —	$ —	$1,479,446	$44,506	1,479,446
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Eaton Vance
Focused Growth Opportunities Fund
November 30, 2025
Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$122,173,698*	$ —	$ —	$122,173,698
Short-Term Investments	1,479,446	—	—	1,479,446
Total Investments	$123,653,144	$ —	$ —	$123,653,144
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
3